CONCENTRATION AND RISK (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item
CHINA
Amount deposited in major financial institutions | $	$ 3,350,477	$ 2,729,517
HONG KONG
Amount deposited in major financial institutions | $	$ 77,091	$ 77,102
Revenue Benchmark
Number of customers accounts for more than 10% of risk benchmark			0
Accounts Payable
Number of customers accounts for more than 10% of risk benchmark	0	0
Accounts Payable | Supplier Concentration Risk [Member] | Supplier C
Concentration Risk, Percentage		83.00%
Accounts Payable | Supplier Concentration Risk [Member] | Supplier D
Concentration Risk, Percentage		17.00%	100.00%
Accounts Receivable
Number of customers accounts for more than 10% of risk benchmark		0
Customer A [Member] | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk, Percentage	100.00%	79.00%
Customer A [Member] | Accounts Receivable | Customer Concentration Risk [Member]
Concentration Risk, Percentage	100.00%	79.00%
Customer B [Member] | Revenue Benchmark | Customer Concentration Risk [Member]
Concentration Risk, Percentage		21.00%	99.00%
Customer B [Member] | Accounts Receivable | Customer Concentration Risk [Member]
Concentration Risk, Percentage		21.00%